Warrants (Tables)	9 Months Ended
Sep. 30, 2016
Text Block [Abstract]
Schedules of Warrants Outstanding

Warrants outstanding at December 31, 2014, December 31, 2015, and September 30, 2016 (unaudited) are summarized as follows:

	December 31, 2014
	Number of Warrants Outstanding	Issuance Date	Expiration Dates	Exercise Price(s)	Common Share Equivalent if Exercised and Converted
Shares:
Series G preferred redeemable convertible stock	8,099,723	April 2010 through September 2012	Various through September 2016	$1.04	809,972

	December 31, 2015
	Number of Warrants Outstanding	Issuance Date	Expiration Dates	Exercise Price(s)	Common Share Equivalent if Exercised and Converted
Shares:
Series G preferred redeemable convertible stock	7,883,377	April 2010 through September 2012	Various through September 2017	$1.04	788,338